DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.  TWO WORLD TRADE
                                                          CENTER, NEW YORK, NEW
                                                          YORK 10048
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1998

DEAR SHAREHOLDER:

During the fiscal year ended February 28, 1998, an unusual combination of macroeconomic circumstances pushed most commodity prices lower. Currency problems in Asia impaired demand-growth expectations for the region over the short term and, while this event by itself might have sufficed to weaken prices, it coincided with the Pacific weather pattern known as El Nino, which resulted in milder-than-average winter temperatures in the Northern Hemisphere, thereby reducing demand for heating fuel. Overall economic news continued to be disinflationary.

As demand moderated, companies engaged in the production, processing and marketing of energy, industrial metals, precious metals, paper products, chemicals and related services operated in an environment of relatively abundant supply. In November 1997 the Organization of Petroleum Exporting Countries
(OPEC) increased its stated production ceiling. In all likelihood, this decision was made to legitimize actual production at the time and reflected OPEC's belief that the new quota could be absorbed. However, the announcement was made just as the markets were digesting the magnitude of the Asian crisis and was not well received. Finally, the United Nations entered into an agreement with Iraq to significantly increase "oil for food" transactions. This combination of events convinced the markets that supply would exceed demand by nearly 1.5 percent over the short term.

PERFORMANCE AND PORTFOLIO

In this environment the Fund underperformed the broad market but posted a very attractive return relative to its Lipper peer group. For the fiscal year ended February 28, 1998, the Fund's Class B shares posted a total return of 16.93 percent versus 34.98 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 0.92 percent for the Lipper Natural Resources Funds Average. From their inception on July 28, 1997, through February 28, 1998, the Fund's Class A, C and D shares had total returns of -0.22 percent, -0.64 percent and -0.08 percent, respectively. Performance of the Fund's four classes varies

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1998, CONTINUED

because of differing sales charges and expenses. The accompanying chart compares the performance of the Fund versus the performances of the S&P 500 and the Lipper Average.

The Fund remained well diversified and fully invested with approximately 40 percent of net assets invested in diversified basic industries, 57 percent in energy and related services, and the remaining 3 percent in cash. During the period, the Fund trimmed its positions in Veritas DGC Inc., Nucor Corp., Ashland, Inc. and Tosco Corp. to gain more exposure to companies where we perceived greater opportunity. The Fund thus increased its positions in Mobil Corp., Union Pacific Resources Group, Inc., Bethlehem Steel Corp., Parker Drilling Co., Dow Chemical Co., Precision Drilling Corp., Global Marine, Inc., Avery Dennison Corp., Armstrong World Industries, Inc., Sigma-Aldrich Corp. and Phelps Dodge Corp.

LOOKING AHEAD

We believe that consumption patterns will return to the improving trend in place over the past decade. Such a resumption, along with a tighter supply-demand balance, should aid prices, profits and resource-related securities over the coming year. The Fund is currently well positioned to benefit from such a scenario.

We appreciate your continued support of Dean Witter Natural Resource Development Securities Inc. and look forward to continuing to serve your investment needs.

Sincerely,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FUND PERFORMANCE FEBRUARY 28, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000--CLASS B SHARES
          ($ IN THOUSANDS)               FUND     S&P 500(4)   LIPPER (5)
February-1988                            $10,000      $10,000      $10,000
February-1989                            $11,029      $11,183      $11,239
February-1990                            $13,357      $13,291      $13,686
February-1991                            $13,740      $15,239      $13,473
February-1992                            $13,478      $17,681      $13,047
February-1993                            $15,272      $19,564      $14,345
February-1994                            $17,129      $21,189      $17,015
February-1995                            $16,912      $22,748      $16,038
February-1996                            $21,026      $30,632      $20,117
February-1997                            $25,417      $38,650      $24,524
February-1998                         $29,719(3)      $52,170      $24,750

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

                                          AVERAGE ANNUAL TOTAL RETURNS*
------------------------------------------------------------------------------------------------------------------
                 CLASS B SHARES**                                            CLASS A SHARES+
--------------------------------------------------      ----------------------------------------------------------
PERIOD ENDED 2/28/98                                    PERIOD ENDED 2/28/98
-------------------------                               --------------------------
1 Year                      16.93%(1)    11.93%(2)      Since Inception (7/28/97)      (0.22)%(1)       (5.46)%(2)
5 Years                     14.24(1)     14.01(2)
10 Years                    11.51(1)     11.51(2)

                    CLASS C SHARES++                                                 CLASS D SHARES++
--------------------------------------------------------       -------------------------------------------------------------
PERIOD ENDED 2/28/98                                           PERIOD ENDED 2/28/98
-------------------------                                      --------------------------
Since Inception (7/28/97)    (0.64)%(1)       (1.60)%(2)       Since Inception (7/28/97)      (0.08)%(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on February 28, 1998.
 (4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Natural Resources Funds Average tracks the performance of all funds which invest more than 65% of their equity commitment in natural resource stocks, as reported by Lipper Analytical Services, Inc.
* For periods of less than one year, the Fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.00%. The
   CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++  Class D shares have no sales charge.

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998

NUMBER OF
 SHARES                                                                                            VALUE
------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (96.7%)
           BASIC ENERGY (40.8%)
           NATURAL GAS (10.5%)
  40,000   Anardarko Petroleum Corp...........................................................  $  2,580,000
  80,000   Apache Corp........................................................................     2,720,000
  55,000   Cabot Oil & Gas Corp. (Class A)....................................................     1,155,000
  35,000   Devon Energy Corp..................................................................     1,192,186
  47,500   El Paso Natural Gas Co.............................................................     3,152,812
  60,000   Enron Corp.........................................................................     2,820,000
 100,000   Gulf Canada Resources, Ltd. (Canada)*..............................................       587,500
   5,000   NGC Corp...........................................................................        77,500
  10,000   Noble Affiliates, Inc..............................................................       390,000
  22,500   Nuevo Energy Co.*..................................................................       807,187
  57,600   Numac Energy Inc. (Canada)*........................................................       228,571
  40,000   Petro-Canada (Canada)..............................................................       741,677
  40,000   Questar Corp.......................................................................     1,700,000
  65,000   Sonat, Inc.........................................................................     2,803,125
  60,000   Tenneco, Inc.......................................................................     2,467,500
  60,000   United Meridian Corp.*.............................................................     1,638,750
 160,000   Williams Companies, Inc............................................................     5,230,000
                                                                                                ------------
                                                                                                  30,291,808
                                                                                                ------------
           NATURAL GAS - DISTRIBUTION (0.1%)
  42,000   EEX Corp.*.........................................................................       359,625
                                                                                                ------------
           NATURAL GAS - DIVERSIFIED (0.1%)
  17,500   Forcenergy Inc.*...................................................................       390,469
                                                                                                ------------
           NATURAL GAS - EXPLORATION & PRODUCTION (4.6%)
  80,000   Barrett Resources Corp.*...........................................................     2,425,000
  70,000   Burlington Resources, Inc..........................................................     3,132,500
  50,000   Chieftain International, Inc.*.....................................................     1,087,500
  45,000   KN Energy, Inc.....................................................................     2,337,187
 194,831   Ranger Oil Ltd. (Canada)...........................................................     1,254,225
  50,000   St. Mary Land & Exploration Co.....................................................     1,812,500
  71,500   Swift Energy Co.*..................................................................     1,282,531
                                                                                                ------------
                                                                                                  13,331,443
                                                                                                ------------
           NATURAL GAS - PIPELINES (0.2%)
  50,000   Edge Petroleum Co.*................................................................       518,750
                                                                                                ------------
           OIL & GAS (1.0%)
  50,000   Lomak Petroleum, Inc...............................................................       828,125
  40,000   Newfield Exploration Co............................................................       960,000
  55,000   Union Pacific Resources Group, Inc.................................................     1,230,625
                                                                                                ------------
                                                                                                   3,018,750
                                                                                                ------------

NUMBER OF
 SHARES                                                                                            VALUE
------------------------------------------------------------------------------------------------------------
           OIL & GAS - REFINING & MARKETING (0.1%)
  10,000   Sun Company, Inc...................................................................  $    399,375
                                                                                                ------------
           OIL & GAS DRILLING (0.6%)
  40,000   Parker Drilling Co.*...............................................................       440,000
  20,000   Precision Drilling Corp. (Class A) (Canada)*.......................................       368,750
  25,000   Santa Fe International Corp........................................................       885,937
                                                                                                ------------
                                                                                                   1,694,687
                                                                                                ------------
           OIL & GAS PRODUCTS (0.3%)
  40,000   Enron Oil & Gas Co.................................................................       855,000
                                                                                                ------------
           OIL - DOMESTIC (0.3%)
  42,500   Union Texas Petroleum Holdings, Inc................................................       857,969
                                                                                                ------------
           OIL INTEGRATED - DOMESTIC (7.0%)
  65,000   Amerada Hess Corp..................................................................     3,855,313
 105,000   Occidental Petroleum Corp..........................................................     2,684,063
  65,000   Oryx Energy Co.*...................................................................     1,653,438
  65,000   Phillips Petroleum Co..............................................................     3,185,000
  25,000   Snyder Oil Corp....................................................................       465,625
  70,000   Unocal Corp........................................................................     2,638,125
  80,000   USX-Marathon Group.................................................................     2,765,000
  80,000   Vintage Petroleum, Inc.............................................................     1,605,000
 105,000   Wiser Oil Co.......................................................................     1,338,750
                                                                                                ------------
                                                                                                  20,190,314
                                                                                                ------------
           OIL INTEGRATED - INTERNATIONAL (15.4%)
  35,000   Amoco Corp.........................................................................     2,975,000
  66,000   British Petroleum Co. PLC (ADR) (United Kingdom)...................................     5,457,375
  45,000   Ente Nazionale Idrocarburi SPA (ADR) (Italy).......................................     2,643,750
 120,000   Exxon Corp.........................................................................     7,665,000
  95,000   Mobil Corp.........................................................................     6,881,563
 112,000   Royal Dutch Petroleum Co. (ADR) (Netherlands)......................................     6,083,000
  95,000   Texaco, Inc........................................................................     5,302,188
  75,000   Total S.A. (ADR) (France)..........................................................     4,148,438
  95,000   Yacimentos Petroliferos Fiscales S.A. (ADR) (Class D) (Argentina)..................     3,004,375
                                                                                                ------------
                                                                                                  44,160,689
                                                                                                ------------
           OIL - INTERNATIONAL (0.6%)
  20,000   Chevron Corp.......................................................................     1,622,500
                                                                                                ------------

           TOTAL BASIC ENERGY.................................................................   117,691,379
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                            VALUE
------------------------------------------------------------------------------------------------------------
           ENERGY DEVELOPMENT &
           TECHNOLOGY (16.3%)
           OIL DRILLING (2.0%)
  40,000   Marine Drilling Company, Inc.*.....................................................  $    715,000
  25,000   Noble Drilling Corp.*..............................................................       709,375
  90,000   Rowan Companies, Inc.*.............................................................     2,536,875
  40,000   Transocean Offshore, Inc...........................................................     1,720,000
                                                                                                ------------
                                                                                                   5,681,250
                                                                                                ------------
           OIL DRILLING & SERVICES (0.5%)
  20,000   ENSCO International, Inc...........................................................       582,500
  30,000   Global Marine, Inc.*...............................................................       695,625
  20,000   Offshore Logistics, Inc.*..........................................................       352,500
                                                                                                ------------
                                                                                                   1,630,625
                                                                                                ------------
           OIL EQUIPMENT & SERVICES (12.5%)
  70,000   American Oilfield Divers, Inc.*....................................................       822,500
  60,000   Baker Hughes, Inc..................................................................     2,456,250
  40,000   Camco International, Inc...........................................................     2,340,000
  70,000   Cooper Cameron Corp.*..............................................................     3,753,750
 139,400   Dawson Production Services, Inc.*..................................................     1,655,375
  75,000   Dresser Industries, Inc............................................................     3,351,563
  15,000   Eagle Geophysical, Inc.*...........................................................       202,500
 110,000   Global Industries Ltd.*............................................................     1,870,000
  60,000   Halliburton Co.....................................................................     2,790,000
  25,000   Lone Star Technologies, Inc.*......................................................       775,000
  65,000   Nabors Industries, Inc.............................................................     1,486,875
  10,000   Pride International, Inc.*.........................................................       228,125
  88,500   R & B Falcon Corp*.................................................................     2,345,250
  46,000   Schlumberger, Ltd..................................................................     3,467,250
 130,000   Varco International, Inc.*.........................................................     3,233,750
  65,000   Veritas DGC Inc.*..................................................................     2,685,313
  70,000   Weatherford Enterra, Inc.*.........................................................     2,423,750
                                                                                                ------------
                                                                                                  35,887,251
                                                                                                ------------
           TRANSPORTATION (0.5%)
  30,000   Teekay Shipping Corp...............................................................       954,375
  30,000   Trico Marine Service, Inc.*........................................................       558,750
                                                                                                ------------
                                                                                                   1,513,125
                                                                                                ------------
           UTILITIES - GAS (0.8%)
  40,000   Consolidated Natural Gas Co........................................................     2,300,000
                                                                                                ------------

           TOTAL ENERGY DEVELOPMENT & TECHNOLOGY..............................................    47,012,251
                                                                                                ------------

NUMBER OF
 SHARES                                                                                            VALUE
------------------------------------------------------------------------------------------------------------
           METALS & BASIC MATERIALS (39.6%)
           ALUMINUM (3.7%)
  30,000   Alcan Aluminium Ltd. (Canada)......................................................  $    931,875
 100,000   Alumax Inc.*.......................................................................     3,706,250
  55,000   Aluminum Co. of America............................................................     4,035,625
  35,000   Reynolds Metals Co.................................................................     2,180,937
                                                                                                ------------
                                                                                                  10,854,687
                                                                                                ------------
           BUILDING MATERIALS (1.7%)
  40,000   Armstrong World Industries Inc.....................................................     3,140,000
  30,000   Southdown, Inc.....................................................................     1,920,000
                                                                                                ------------
                                                                                                   5,060,000
                                                                                                ------------
           CHEMICALS (9.0%)
  60,000   Avery Dennison Corp................................................................     3,030,000
  30,000   BetzDearborn, Inc..................................................................     1,925,625
  40,000   Dow Chemical Co....................................................................     3,660,000
  50,000   Du Pont (E.I.) De Nemours & Co., Inc...............................................     3,065,625
  65,000   Hercules, Inc......................................................................     3,140,312
  25,000   Imperial Chemical Industries PLC (ADR) (United Kingdom)............................     1,828,125
  90,000   Monsanto Co........................................................................     4,578,750
  60,000   Olin Corp..........................................................................     2,748,750
  20,000   Rohm & Haas Co.....................................................................     2,038,750
                                                                                                ------------
                                                                                                  26,015,937
                                                                                                ------------
           CHEMICALS - SPECIALTY (6.0%)
  75,000   Cabot Corp.........................................................................     2,643,750
  73,500   Calgon Carbon Corp.................................................................       955,500
 100,000   Cytec Industries, Inc.*............................................................     4,887,500
  35,000   Dexter Corp........................................................................     1,421,875
  70,000   IMC Global, Inc....................................................................     2,673,125
  40,000   Morton International, Inc..........................................................     1,322,500
  45,000   Sigma-Aldrich Corp.................................................................     1,777,500
  65,000   Stolt Comex Seaway, S.A. (United Kingdom)*.........................................     1,568,125
                                                                                                ------------
                                                                                                  17,249,875
                                                                                                ------------
           CONTAINERS - PAPER (1.0%)
  50,000   Union Camp Corp....................................................................     2,987,500
                                                                                                ------------
           ELECTRICAL EQUIPMENT (0.6%)
  50,000   UCAR International, Inc............................................................     1,721,875
                                                                                                ------------
           GOLD (2.0%)
 145,000   Barrick Gold Corp. (Canada)........................................................     2,800,312
  60,000   Getchell Gold Corp.*...............................................................     1,117,500
  60,954   Newmont Mining Corp................................................................     1,763,856
                                                                                                ------------
                                                                                                   5,681,668
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                            VALUE
------------------------------------------------------------------------------------------------------------
           HOME BUILDING (0.8%)
  30,000   Centex Corp........................................................................  $  2,191,875
                                                                                                ------------
           HOUSEHOLD APPLIANCES (0.8%)
  50,000   American Standard Companies, Inc.*.................................................     2,225,000
                                                                                                ------------
           MACHINERY - CONSTRUCTION & MATERIALS (1.1%)
  60,000   Kennametal, Inc....................................................................     3,157,500
                                                                                                ------------
           MACHINERY - DIVERSIFIED (2.7%)
  30,000   Deere & Co.........................................................................     1,683,750
  50,000   EVI, Inc.*.........................................................................     2,453,125
  40,000   Ingersoll-Rand Co..................................................................     1,905,000
  40,000   Parker-Hannifin Corp...............................................................     1,865,000
                                                                                                ------------
                                                                                                   7,906,875
                                                                                                ------------
           METALS & MINING (0.5%)
  20,000   Case Corp..........................................................................     1,301,250
                                                                                                ------------
           METALS - MISCELLANEOUS (1.8%)
  80,687   Freeport-McMoran Copper & Gold, Inc. (Class A).....................................     1,159,876
  45,000   Phelps Dodge Corp..................................................................     2,857,500
  22,000   Rio Tinto PLC (ADR) (United Kingdom)...............................................     1,215,500
                                                                                                ------------
                                                                                                   5,232,876
                                                                                                ------------
           PAPER & FOREST PRODUCTS (5.8%)
  50,000   Boise Cascade Corp.................................................................     1,665,625
  40,000   Bowater, Inc.......................................................................     1,980,000
 100,000   Buckeye Technologies Inc.*.........................................................     2,131,250
  50,000   Champion International Corp........................................................     2,553,125
 100,000   Mead Corp..........................................................................     3,418,750
  40,000   Temple-Inland, Inc.................................................................     2,385,000
  70,000   Willamette Industries, Inc.........................................................     2,585,625
                                                                                                ------------
                                                                                                  16,719,375
                                                                                                ------------
           POLLUTION CONTROL (1.0%)
  80,000   Allied Waste Industries, Inc.*.....................................................     1,720,000
  35,500   Casella Waste Systems Inc. (Class A)*..............................................       863,094
                                                                                                ------------
                                                                                                   2,583,094
                                                                                                ------------
           STEEL (1.1%)
  90,000   Bethlehem Steel Corp.*.............................................................       956,250
  30,000   Reliance Steel & Aluminium Co......................................................     1,057,500

NUMBER OF
 SHARES                                                                                            VALUE
------------------------------------------------------------------------------------------------------------
  60,000   Steel Dynamics, Inc.*..............................................................  $  1,132,500
                                                                                                ------------
                                                                                                   3,146,250
                                                                                                ------------

           TOTAL METALS & BASIC MATERIALS.....................................................   114,035,637
                                                                                                ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $239,120,408).....................................................   278,739,267
                                                                                                ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (2.7%)
           REPURCHASE AGREEMENT
  $7,854   The Bank of New York 5.4375% due
             03/02/98 (dated 02/27/98;
             proceeds $7,857,253) (a)
             (IDENTIFIED COST $7,853,694)....      7,853,694
                                                ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $246,974,102) (b)........................................................   99.4 %   286,592,961

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.6       1,697,791
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 288,290,752
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $5,527,919 Federal National Mortgage Assoc. 6.54% due 12/09/02 valued at $5,627,082 and $2,308,013 U.S. Treasury Note 5.875% due
     08/31/99 valued at $2,383,686.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $50,389,756 and the aggregate gross unrealized depreciation is $10,770,897, resulting in net unrealized appreciation of $39,618,859.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998

ASSETS:
Investments in securities, at value
  (identified cost $246,974,102)..............................................................  $286,592,961
Receivable for:
    Capital stock sold........................................................................     1,906,431
    Dividends.................................................................................       524,608
Prepaid expenses and other assets.............................................................        96,368
                                                                                                ------------
     TOTAL ASSETS.............................................................................   289,120,368
                                                                                                ------------
LIABILITIES:
Payable for:
    Capital stock repurchased.................................................................       371,923
    Plan of distribution fee..................................................................       215,144
    Investment management fee.................................................................       137,444
Accrued expenses..............................................................................       105,105
                                                                                                ------------
     TOTAL LIABILITIES........................................................................       829,616
                                                                                                ------------
     NET ASSETS...............................................................................  $288,290,752
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $246,736,338
Net unrealized appreciation...................................................................    39,618,855
Net investment loss...........................................................................       (49,179)
Accumulated undistributed net realized gain...................................................     1,984,738
                                                                                                ------------
     NET ASSETS...............................................................................  $288,290,752
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................      $308,961
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................        22,281
     NET ASSET VALUE PER SHARE................................................................        $13.87
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE
     PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $14.64
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $273,332,706
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................    19,790,988
     NET ASSET VALUE PER SHARE................................................................        $13.81
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................    $1,488,183
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................       107,779
     NET ASSET VALUE PER SHARE................................................................        $13.81
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................   $13,160,902
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................       947,564
     NET ASSET VALUE PER SHARE................................................................        $13.89
                                                                                                ------------
                                                                                                ------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1998*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $114,907 foreign withholding tax)............................................  $ 4,122,333
Interest.......................................................................................      651,978
                                                                                                 -----------

     TOTAL INCOME..............................................................................    4,774,311
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................          296
Plan of distribution fee (Class B shares)......................................................    2,789,293
Plan of distribution fee (Class C shares)......................................................        3,825
Investment management fee......................................................................    1,752,565
Transfer agent fees and expenses...............................................................      366,157
Registration fees..............................................................................       56,061
Shareholder reports and notices................................................................       51,371
Professional fees..............................................................................       44,893
Custodian fees.................................................................................       34,102
Directors' fees and expenses...................................................................       20,766
Other..........................................................................................        6,707
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    5,126,036
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................     (351,725)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain..............................................................................   13,069,671
Net change in unrealized appreciation..........................................................   28,945,843
                                                                                                 -----------

     NET GAIN..................................................................................   42,015,514
                                                                                                 -----------

NET INCREASE...................................................................................  $41,663,789
                                                                                                 -----------
                                                                                                 -----------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE YEAR     FOR THE YEAR
                                                                  ENDED            ENDED
                                                               FEBRUARY 28,     FEBRUARY 28,
                                                                  1998*             1997
---------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)................................  $    (351,725)   $     102,912
Net realized gain...........................................     13,069,671       49,178,705
Net change in unrealized appreciation.......................     28,945,843      (15,813,380)
                                                              --------------   --------------

     NET INCREASE...........................................     41,663,789       33,468,237
                                                              --------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class B shares..........................................       (105,075)        (287,205)
Net realized gain
    Class A shares..........................................         (9,967)        --
    Class B shares..........................................    (32,041,346)     (30,377,434)
    Class C shares..........................................        (36,377)        --
    Class D shares..........................................       (416,177)        --
                                                              --------------   --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................    (32,608,942)     (30,664,639)
                                                              --------------   --------------
Net increase from capital stock transactions................     31,247,222       92,523,643
                                                              --------------   --------------

     NET INCREASE...........................................     40,302,069       95,327,241

NET ASSETS:
Beginning of period.........................................    247,988,683      152,661,442
                                                              --------------   --------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $49,179 AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF $50,909,
    RESPECTIVELY)...........................................  $ 288,290,752    $ 247,988,683
                                                              --------------   --------------
                                                              --------------   --------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund invests primarily in common stock of companies in the natural resources and related areas. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), designated as Class B shares. The Old Shares have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million and 0.50% to the portion of daily net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $6,431,607 at February 28, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended February 28, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $372,894 and $885, respectively and received approximately $18,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 1998 aggregated $192,577,973 and $182,627,112, respectively.

For the year ended February 28, 1998, the Fund incurred brokerage commissions of $129,925 with DWR for portfolio transactions executed on behalf of the Fund.

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

For the period May 31, 1997 through February 28, 1998, the Fund incurred $4,800 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 1998, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended February 28, 1998 included in Directors' fees and expenses in the Statement of Operations amounted to $3,423. At February 28, 1998, the Fund had an accrued pension liability of $49,176 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        FEBRUARY 28, 1998+            FEBRUARY 28, 1997
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................       27,229   $      407,922       --             --
Reinvestment of distributions....................................          673            8,808       --             --
Redeemed.........................................................       (5,621)         (78,162)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................       22,281          338,568       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS B SHARES
Sold.............................................................   17,476,686      251,041,315    24,642,984   $344,947,391
Reinvestment of dividends and distributions......................    2,235,739       29,908,674     2,080,543     28,455,203
Redeemed.........................................................  (17,865,123)    (255,937,003)  (20,151,281)  (280,878,951)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class B...........................................    1,847,302       25,012,986     6,572,246     92,523,643
                                                                   -----------   --------------   -----------   ------------
CLASS C SHARES*
Sold.............................................................      214,875        2,958,438       --             --
Reinvestment of distributions....................................        2,477           32,320       --             --
Redeemed.........................................................     (109,573)      (1,457,551)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................      107,779        1,533,207       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS D SHARES*
Sold.............................................................      292,553        4,265,324       --             --
Reinvestment of distributions....................................       30,695          402,418       --             --
Redeemed.........................................................      (21,545)        (305,281)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................      301,703        4,362,461       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................    2,279,065   $   31,247,222     6,572,246   $ 92,523,643
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 + On July 28, 1997, 645,861 shares representing $9,326,226 were transferred to Class D.
 *   For the period July 28, 1997 (issue date) through February 28, 1998.

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $621,000 during fiscal 1998.

As of February 28, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and net investment loss was credited $356,712.

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                            FOR THE YEAR ENDED FEBRUARY 28
                               ----------------------------------------------------------------------------------------
                                  1998*++         1997          1996**          1995           1994           1993
-----------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING
PERFORMANCE:

Net asset value, beginning of
 period....................... $    13.34     $    12.70     $    10.77     $    11.82     $    11.36     $    10.20
                                   ------         ------         ------         ------         ------         ------

Net investment income
 (loss).......................      (0.02)        --               0.06           0.09           0.09           0.16

Net realized and unrealized
 gain (loss)..................       2.18           2.66           2.53          (0.24)          1.25           1.18
                                   ------         ------         ------         ------         ------         ------

Total from investment
 operations...................       2.16           2.66           2.59          (0.15)          1.34           1.34
                                   ------         ------         ------         ------         ------         ------

Less dividends and
 distributions from:
   Net investment income......      (0.01)         (0.02)         (0.04)         (0.12)         (0.09)         (0.18)
   Net realized gain..........      (1.68)         (2.00)         (0.62)         (0.78)         (0.79)        --
                                   ------         ------         ------         ------         ------         ------

Total dividends and
 distributions................      (1.69)         (2.02)         (0.66)         (0.90)         (0.88)         (0.18)
                                   ------         ------         ------         ------         ------         ------

Net asset value, end of
 period....................... $    13.81     $    13.34     $    12.70     $    10.77     $    11.82     $    11.36
                                   ------         ------         ------         ------         ------         ------
                                   ------         ------         ------         ------         ------         ------

TOTAL INVESTMENT RETURN+......      16.93%         20.88%         24.32%         (1.26)%        12.16%         13.31%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................       1.80%          1.84%          1.90%          1.90%          1.91%          1.96%

Net investment income
 (loss).......................      (0.15)%         0.05%          0.52%          0.77%          0.73%          1.46%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands....................     $ 273,333      $ 247,989      $ 152,661      $ 132,812      $ 139,459      $ 118,496

Portfolio turnover rate.......         67%           156%            49%            59%            69%            52%

Average commission rate
 paid.........................      $ 0.0485       $ 0.0534       --             --             --             --

                                             FOR THE YEAR ENDED FEBRUARY 28
                               ----------------------------------------------------------
                                  1992**          1991           1990           1989
--------------------------------------------------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
 period....................... $    11.03     $    11.33     $     9.93     $     9.46
                                   ------         ------         ------         ------
Net investment income
 (loss).......................       0.20           0.25           0.30           0.23
Net realized and unrealized
 gain (loss)..................      (0.44)          0.02           1.80           0.72
                                   ------         ------         ------         ------
Total from investment
 operations...................      (0.24)          0.27           2.10           0.95
                                   ------         ------         ------         ------
Less dividends and
 distributions from:
   Net investment income......      (0.20)         (0.28)         (0.32)         (0.21)
   Net realized gain..........      (0.39)         (0.29)         (0.38)         (0.27)
                                   ------         ------         ------         ------
Total dividends and
 distributions................      (0.59)         (0.57)         (0.70)         (0.48)
                                   ------         ------         ------         ------
Net asset value, end of
 period....................... $    10.20     $    11.03     $    11.33     $     9.93
                                   ------         ------         ------         ------
                                   ------         ------         ------         ------
TOTAL INVESTMENT RETURN+......      (1.91)%         2.87%         21.11%         10.29%
RATIOS TO AVERAGE NET ASSETS:
Expenses......................       1.93%          1.80%          1.81%          1.92%
Net investment income
 (loss).......................       1.67%          2.28%          2.57%          2.09%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands....................     $ 113,145      $ 150,636      $ 154,741      $ 136,911
Portfolio turnover rate.......         31%            29%            22%             7%
Average commission rate
 paid.........................      --             --             --             --

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), have been designated Class B shares. The Old Shares have been designated Class D shares.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          FEBRUARY 28,
                                                                             1998++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.44
                                                                             ------
Net investment income.................................................         0.04
Net realized and unrealized gain......................................        (0.10)
                                                                             ------
Total from investment operations......................................        (0.06)
                                                                             ------
Less distributions from net realized gain.............................        (0.51)
                                                                             ------
Net asset value, end of period........................................      $ 13.87
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (0.22)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.11%(2)
Net investment income.................................................         0.45%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $309
Portfolio turnover rate...............................................           67%(1)
Average commission rate paid..........................................      $0.0485

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.44
                                                                             ------
Net investment loss...................................................        (0.02)
Net realized and unrealized gain......................................        (0.10)
                                                                             ------
Total from investment operations......................................        (0.12)
                                                                             ------
Less distributions from net realized gain.............................        (0.51)
                                                                             ------
Net asset value, end of period........................................      $ 13.81
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (0.64)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.87%(2)
Net investment loss...................................................        (0.23)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,488
Portfolio turnover rate...............................................           67%(1)
Average commission rate paid..........................................      $0.0485

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          FEBRUARY 28,
                                                                             1998++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 14.44
                                                                             ------

Net investment income.................................................         0.07

Net realized and unrealized gain......................................        (0.11)
                                                                             ------

Total from investment operations......................................        (0.04)
                                                                             ------

Less distributions from net realized gain.............................        (0.51)
                                                                             ------

Net asset value, end of period........................................      $ 13.89
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................        (0.08)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.84%(2)

Net investment income.................................................         0.82%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $13,161

Portfolio turnover rate...............................................           67%(1)

Average commission rate paid..........................................      $0.0485

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Natural Resource Development Securities Inc. (the "Fund") at February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
APRIL 13, 1998

DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FEDERAL TAX NOTICE (UNAUDITED)

                            1998 FEDERAL TAX NOTICE

For the year ended February 28, 1998, the Fund paid to shareholders the following per share amounts from long-term capital gains. These distributions are taxable as 28% rate gains or 20% rate gains, as indicated below:

                                                                                                                          PER SHARE
                                                                                                                          ----------
                                                                                                                           CLASS A
                                                                                                                          ----------
Portion of long-term capital gains taxable as:
  28% rate gain.........................................................................................................       $0.23
  20% rate gain.........................................................................................................        0.08
                                                                                                                               -----
Total...................................................................................................................       $0.31
                                                                                                                               -----
                                                                                                                               -----


                                                                                                                           CLASS B
                                                                                                                          ----------
Portion of long-term capital gains taxable as:
  28% rate gain.........................................................................................................       $0.83
  20% rate gain.........................................................................................................        0.08
                                                                                                                               -----
Total...................................................................................................................       $0.91
                                                                                                                               -----
                                                                                                                               -----


                                                                                                                           CLASS C
                                                                                                                          ----------
Portion of long-term capital gains taxable as:
  28% rate gain.........................................................................................................       $0.23
  20% rate gain.........................................................................................................        0.08
                                                                                                                               -----
Total...................................................................................................................       $0.31
                                                                                                                               -----
                                                                                                                               -----


                                                                                                                           CLASS D

                                                                                                                          ----------

Portion of long-term capital gains taxable as:
  28% rate gain.........................................................................................................       $0.23

  20% rate gain.........................................................................................................        0.08

                                                                                                                               -----

Total...................................................................................................................       $0.31

                                                                                                                               -----

                                                                                                                               -----


For the year ended February 28, 1998, 23.42% of the income dividends qualified for the dividends received deduction available to corporations.

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

David F. Myers
Vice President

Catherine Maniscalco
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES


[GRAPHIC]


ANNUAL REPORT
FEBRUARY 28, 1998